Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

We have completed an evaluation of subsequent events after the balance sheet date of September 30, 2024 through the date this Quarterly Report on Form 10-Q was submitted to the SEC, and determined that the following material subsequent event required disclosure.

In October 2024, the FDA approved the Company’s Supplemental New Drug Application to increase the maximally approved dosage of Ameluz® from one to three tubes per treatment. This approval allows for larger field treatment of AK on face and scalp with Ameluz®-PDT using the BF-RhodoLED® or the RhodoLED® XL lamp.

During November 2024, 863 shares of Series B Convertible Preferred were converted into 1,219,419 shares of common stock.

On November 11, 2024, the Company entered into an amended and restated employment agreement with Hermann Luebbert, its Chief Executive Officer and Chairman. The amended and restated agreement (a) requires that Mr. Luebbert deliver a waiver and release of claims in a form reasonably acceptable to the Company prior to Mr. Luebbert receiving any severance payment; and (b) increases the amount of severance payment payable to Mr. Luebbert if his employment is terminated within 3 months prior to or 12 months after a “Change in Control” (as defined therein).

The foregoing description of the amended and restated employment agreements does not purport to be complete and is qualified in its entirety by reference to the copy of the amended and restated employment agreement filed as Exhibit 10.1 to this report and incorporated herein by reference.

25. Subsequent Events

We have completed an evaluation of subsequent events after the balance sheet date of December 31, 2023 through the date this Annual Report on Form 10-K was filed with the SEC.

Termination of Loan Agreement

Effective as of January 4, 2024, we voluntarily terminated the Loan Agreement (See Note 16. Debt). We repaid the outstanding principal balance on the revolving line of credit of approximately $194,000 and paid a termination fee of $150,000 in connection with the early termination of the revolving line of credit.

Exercise of 2023 Pre-Funded Warrants

On January 8, 2024 and February 2, 2024, an investor exercised 167,000 and 888,000 the 2023 Pre-Funded Warrants, respectively and purchased a total of 1,055,000 shares of common stock at an exercise price of $.0001 per share, resulting in negligible net proceeds,

Notice from Nasdaq

On November 22, 2023, we received a letter (the “Notice”) from the Listing Qualifications Staff of Nasdaq notifying us that, because our stockholders’ equity as reported in our Quarterly Report on Form 10-Q for the period ended September 30, 2023 was $1,038,000, we are no longer in compliance with the continued listing requirement under Nasdaq Listing Rule 5550(b)(1), which requires that a listed company’s stockholders’ equity be at least $2,500,000. Additionally, as of the date of the Notice, the Company did not meet either of the alternative requirements of maintaining a market value of listed securities of $35 million or achieving a net income from continuing operations of $500,000 in the most recently completed fiscal year or in two of the last three most recently completed fiscal years. As a result, as of the date of this Form 10-K, we do not satisfy Nasdaq Marketplace Rule 5550(b).

We submitted a compliance plan to Nasdaq on January 8, 2024. The compliance plan was accepted and we were granted 180 calendar days from November 22, 2023 to evidence compliance.

Amendments to the Ameluz LSA

On January 29, 2024, we entered into an amendment and restatement (the “Amendment”), effective January 26, 2024, of the Ameluz LSA. The Amendment modifies a schedule of payments in relation to various financial obligations among the Company, Biofrontera Pharma, Biofrontera Bioscience, and Biofrontera AG, including terms relating to payments by the Company to Biofrontera Pharma for purchases of Licensed Products (as that term is defined in the Ameluz LSA) under the Ameluz LSA. Among other things, the Addendum provides that payment that was due from the Company on January 31, 2024 be deferred to February 29, 2024.

On February 19, 2024, we entered into the Second A&R Ameluz LSA, effective as of February 13, 2024, by and among the Company, Biofrontera Pharma, and Biofrontera Bioscience. The Second A&R Ameluz LSA amends and restates the Ameluz LSA, originally dated as of October 1, 2016 which was previously amended on July 1, 2019, June 16, 2021, October 8, 2021, December 5, 2023 and January 26, 2024.

Among other things, the Second A&R Ameluz LSA has been amended to (i) change the Transfer Price (as defined in the Second A&R Ameluz LSA) to 25% through 2025 and then increasing over time pursuant to the schedule set forth in the Second A&R Ameluz LSA to a maximum of 35% starting in 2032, subject to a minimum dollar amount per unit, from the previous Transfer Price of 50% of annual revenue up to $30 million, and then decreasing on further sales until reaching 30% of annual revenue at and above $50 million, (ii) provide for the transfer of responsibilities for Ongoing Trials (as defined in the Second A&R Ameluz LSA) on or before June 1, 2024, including the Company assuming related contracts and transferring key personnel from Pharma and Bioscience to the Company, and (iii) make the failure to achieve the applicable Annual Minimum Sales (as defined in the Second A&R Ameluz LSA) a termination event in certain circumstances, unless waived by Biofrontera Pharma and Biofrontera Bioscience. The Second A&R Ameluz LSA also includes an Addendum to the Second A&R Ameluz LSA which modifies a schedule of payments in relation to various financial obligations among the Company, Biofrontera Pharma, Biofrontera Bioscience, and Biofrontera AG, including terms relating to payments by the Company to Biofrontera Pharma for purchases of Licensed Products (as that term is defined in the Second A&R Ameluz LSA) under the Second A&R Ameluz LSA. Based on the most current budget projections, we expect to order Ameluz to be delivered in Q4 2024, and therefore, the positive effects of the Second A&R Ameluz LSA amendment will not be realized until then.

In connection with the Second A&R Ameluz LSA, the Company entered into a Release of Claims, dated February 13, 2024, by and among the Company, Biofrontera Pharma and Biofrontera Bioscience, pursuant to which the Company agreed to release Biofrontera Pharma and Biofrontera Bioscience from all claims and liabilities arising out of or relating to any failure by Biofrontera Pharma and Biofrontera Bioscience to perform certain obligations under the Second A&R Ameluz LSA with respect to clinical trials that the Company will assume responsibility for under the Second A&R Ameluz LSA.

Voluntary Product Recall of Limited Lots of Ameluz®

On February 9, 2024, we were notified that our Ameluz Licensor, had initiated a voluntary recall of a limited number of lots of Ameluz® due to a manufacturing defect in the impacted product’s packaging, which is provided by an unaffiliated supplier. In its communication, the Ameluz Licensor confirmed that the recalled product is not likely to cause adverse health consequences. We have notified all impacted physician customers of this recall and have arranged for the prompt replacement of the recalled products. There were no sales of recalled product for the year ended December 31, 2023. See Note 9. Inventories for impact to inventory as of December 31, 2023.

Pursuant to the Ameluz LSA, the Company will not bear any financial responsibility for the costs associated with this recall. As such, the Company does not anticipate a material financial impact on its business as a result of the recall.

Securities Purchase Agreement for Series B Convertible Preferred

On February 19, 2024, we entered into a securities purchase agreement (the “Preferred Purchase Agreement”) with certain accredited investors (the “Preferred Investors”), pursuant to which the Company agreed to issue and sell, in a private placement (the “Offering”), (i) 6,586 shares of Series B-1 Convertible Preferred Stock, par value $0.001 per share (the “Series B-1 Preferred Stock”), and (ii) warrants (the “Preferred Warrants”) to purchase shares of Series B-3 Convertible Preferred Stock, par value $0.001 per share (the “Series B-3 Preferred Stock”) for an aggregate offering price of $8.0 million. Each share of Series B-1 Preferred Stock was sold for $1,000 per share and the consideration for each Preferred Warrant was $0.125 per share of common stock that each share of Series B-3 Preferred Stock may be converted into. The net proceeds of the Offering were approximately $7.2 million, after deducting fees paid to the placement agent and other estimated offering expenses payable by the Company. The Company intends to use the net proceeds from the Offering for working capital purposes and other general corporate purposes and ongoing activities related to expediting the development and approval of additional indications for Ameluz®.

The aggregate exercise price of the Preferred Warrants is approximately $8.0 million, exercisable for an aggregate of 8,000 shares of Series B-3 Preferred Stock commencing on the Exercisability Date (as defined in the Form of Preferred Warrant) until the earlier of (i) 5 days following the date of completion of (A) the Company’s public announcement of (I) at least 95% of the Company’s territory managers, medical science liaisons, and reimbursement employees are using the Company’s customer relationship management system routinely or on a performance improvement plan and (II) the Company’s revenue for the period starting on January 1, 2024 and ending no earlier than April 30, 2024 excluding revenue from related parties (including Biofrontera AG) is at least 5% higher than the Company’s revenue excluding revenue from related parties (including Biofrontera AG) for the corresponding period of the same length, starting on January 1, 2023, which announcement shall be made promptly after certification by the Company’s board of directors that such targets have been completed, and (B) the Stockholder Approval (as defined below) and (C) the effectiveness of a registration statement with the U.S. Securities and Exchange Commission covering the resale of the Common Stock underlying all shares of Series B-3 Preferred Stock (as defined below) and (ii) February 22, 2027.

Subject to the terms and limitations contained in the Certificate of Designation, the shares of the Series B-1 Preferred Stock issued in the Offering are immediately convertible and the Series B-3 Preferred Stock issuable upon exercise of the Warrants issued in the Offering will not become convertible until the Company’s stockholders approve (i) the issuance of all Common Stock issuable upon conversion of the Issued Preferred Stock and the Series B-3 Preferred Stock or the Series B-3 Preferred Stock upon exercise of the Preferred Warrants to the extent required under the Nasdaq listing rules, (iii) an increase to the Company’s authorized share capital (collectively, the “Stockholder Approval”).

Pursuant to the Preferred Purchase Agreement and as soon as practicable following the date of the Stockholder Approval, the Company shall appoint two independent directors to the Company’s Board who are designated by Rosalind Advisors, Inc.

On February 22, 2024, concurrent with the closing of the Offering, each purchaser delivered a notice of initial conversion requesting that the Company convert the Series B-1 Preferred Stock they had acquired in the Offering up to the Cap (as defined in the Certificate of Designation) for each purchaser. As a result of this conversion, the Company issued 2,516,785 shares of the Company’s common stock to the purchasers, and as of February 22, 2024, the total number of the Company’s outstanding shares of common stock is 5,089,413 and the total number of the Company’s outstanding shares of Series B-1 Convertible Preferred Stock is 4,806, with 6,793,893 shares of common stock issuable upon conversion of the Series B-1 Preferred. Upon obtaining the Stockholder Approval, there will be 11,309,019 shares of common stock issuable upon conversion of all of the Series B-3 Convertible Preferred Stock, that may be acquired upon exercise of the Warrants.

Amendment to Articles of Incorporation - Series B Preferred Stock

Pursuant to the terms of the Preferred Purchase Agreement, on February 20, 2024, the Company filed the Certificate of Designation with the Delaware Secretary of State designating 6,586 shares of its authorized and unissued preferred stock as Series B-1 Preferred Stock, 6,586 shares as Series B-2 Preferred Stock and 8,000 shares as Series B-3 Convertible Preferred Stock, each with a stated value of $1,000 per share. The Certificate of Designation sets forth the rights, preferences and limitations of the shares of Series B Preferred Stock. The company will need to increase the number of authorized shares from the current 15,000,000 in order to have enough common shares available to allow for the conversion of the B-2 and B-3 Preferred Stock. The Board of Directors has approved an increase of authorized shares up to 35,000,000 on March 4, 2024, subject to shareholder approval.

The following is a summary of the terms of the Series B Preferred Stock:

Voting Rights. Subject to certain limitations described in the Certificate of Designation, the Series B Preferred Stock is voting stock. Holders of the Series B Preferred Stock are entitled to vote together with the Common Stock on an as-if-converted-to-Common-Stock basis. Holders of Common Stock are entitled to one vote for each share of Common Stock held on all matters submitted to a vote of stockholders. Accordingly, holders of Series B Preferred Stock will be entitled to one vote for each whole share of Common Stock into which their Series B Preferred Stock is then-convertible on all matters submitted to a vote of stockholders.

Unless and until the Company has obtained the Stockholder Approval, the number of shares of Common Stock that shall be deemed issued upon conversion of the Series B Preferred Stock (for purposes of calculating the number of aggregate votes that the holders of Series B Preferred Stock are entitled to on an as-converted basis) will be equal to that number of shares equal to 9.9% of the Company’s outstanding Common Stock as of the Signing Date (excluding for purposes of the calculation, any securities issued on the Signing Date) (the “Cap”), which each such holder being able to vote the number of shares of Series B Preferred Stock held by it relative to the total number of shares of Series B Preferred Stock then outstanding multiplied by the Cap. Notwithstanding the foregoing, the holders of the Series B Preferred Stock are not entitled to vote together with the Common Stock on an as-if-converted-to-Common-Stock-basis with regard to the approval of the issuance of units upon conversion of the Series B-1 Preferred Stock and the issuance of all Common Stock upon conversion of the Series B Preferred Stock.

Conversion. Prior to the Stockholder Approval, the Series B Preferred Stock is not convertible in excess of the Cap. Following the Stockholder Approval, each share of Series B-1 Preferred Stock will automatically convert into either Common Stock or, to the extent the conversion would cause a holder to exceed their beneficial ownership limitation, shares of Series B-2 Preferred Stock.

Liquidation. Prior to the Stockholder Approval, in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, including a change of control transaction, or Deemed Liquidation Event (any such event, a “Liquidation”) the holders of shares of Series B Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, and in the event of a Deemed Liquidation Event, the holders of shares of Series B Preferred Stock then outstanding shall be entitled to be paid out of the consideration payable to stockholders in such Deemed Liquidation Event or the other proceeds available for distribution to stockholders, before any payment shall be made to the holders of any other shares of capital stock of the Company by reason of their ownership thereof, an amount per share equal to the greater of (i) three times the Original Per Share Price, together with any dividends accrued but unpaid thereon (the “Liquidation Preference”) or (ii) such amount per share as would have been payable had all shares of Series B Preferred Stock been converted into Common Stock (without regard to any limitations on conversion set forth in the Certificate of Designation or otherwise) immediately prior to such Liquidation (the amount payable pursuant to this sentence is hereinafter referred to as the “Series B Liquidation Amount”). If upon any such Liquidation, the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of Series B Preferred Stock the full Liquidation Preference, the holders of shares of Series B Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full. After the payment in full of all Series B Liquidation Amount, the remaining assets of the Company available for distribution to its stockholders or, in the case of a Deemed Liquidation Event, the consideration not payable to the holders of shares of Series B Preferred Stock pursuant to the Certificate of Designation shall be distributed among the holders of shares of Common Stock, pro rata based on the number of shares held by each such holder.

Following the Stockholder Approval, upon any Liquidation, the assets of the Company available for distribution to its stockholders shall be distributed among the holders of the shares of Series B Preferred Stock and Common Stock, pro rata based on the number of shares held by each such holder, treating for this purpose all shares of Series B Preferred Stock as if they had been converted to Common Stock pursuant to the terms of the Certificate of Designation immediately prior to such Liquidation, without regard to any limitations on conversion set forth in the Certificate of Designation or otherwise.

Redemption. Unless prohibited by Delaware law governing distributions to stockholders, in the event the Stockholder Approval is not obtained within one year following the Issuance Date, shares of Series B-1 Preferred Stock shall be redeemed by the Company at a price equal to the then Liquidation Preference at any time for up to three years following the Issuance Date commencing not more than 60 days after receipt by the Company at any time on or after the one year anniversary of the Issuance Date of written notice from the holders of a majority of the then outstanding shares of Series B-1 Preferred Stock, voting together as a single class (the “Redemption Request”) requesting redemption of all shares of Series B-1 Preferred Stock (such date, the “Redemption Date”). Upon receipt of a Redemption Request, the Company shall apply all of its assets to any such redemption, and to no other corporate purpose, except to the extent prohibited by Delaware law governing distributions to stockholders. On the Redemption Date, the Company shall redeem, on a pro rata basis in accordance with the number of shares of Series B-1 Preferred Stock owned by each holder, the total number of shares of Series B-1 Preferred Stock outstanding immediately prior to the Redemption Date; provided, however, that Excluded Shares (as defined in the Certificate of Designation) shall not be redeemed and shall be excluded from the calculations set forth in this sentence. If, on the Redemption Date, Delaware law governing distributions to stockholders prevents the Company from redeeming all shares of Series B-1 Preferred Stock to be redeemed, the Company shall ratably redeem the maximum number of shares that it may redeem consistent with such law, and shall redeem the remaining shares as soon as it may lawfully do so under such law.

Participation Right. For a period of one year following closing of the transactions, the purchasers will have the right to participate as an investor in any securities offering consummated by the Company.